Retirement Benefits	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
RETIREMENT BENEFITS
RETIREMENT BENEFITS
The primary objective of the Ameren pension and postretirement benefit plans is to provide eligible employees with pension and postretirement health care and life insurance benefits. Ameren offers defined benefit pension and postretirement benefit plans covering substantially all of its employees. Ameren uses a measurement date of December 31 for its pension and postretirement benefit plans. Ameren’s qualified pension plan is the Ameren Retirement Plan. Ameren also has an unfunded non-qualified pension plan, the Ameren Supplemental Retirement Plan, which is available for certain management employees and retirees to provide a supplemental benefit when their qualified pension plan benefits are reduced to comply with Internal Revenue Code limitations. Ameren’s other postretirement plans are the Ameren Retiree Medical Plan and the Ameren Group Life Insurance Plan. Separately, EEI employees and retirees participate in EEI’s single-employer pension and other postretirement plans. EEI’s pension plan is the Revised Retirement Plan for Employees of Electric Energy, Inc. EEI’s other postretirement plans are the Group Insurance Plan for Management Employees of Electric Energy, Inc. and the Group Insurance Plan for Bargaining Unit Employees of Electric Energy, Inc. Nonaffiliated Ameren companies do not participate in the Ameren Retirement Plan, the Ameren Supplemental Retirement Plan, the Ameren Retiree Medical Plan, and the Ameren Group Life Insurance Plan.
On March 14, 2013, Ameren entered into a transaction agreement to divest New AER to IPH. Under this agreement, Ameren will retain the pension and postretirement benefits obligations associated with current and former employees of AER that are included in the Ameren Retirement Plan, the Ameren Supplemental Retirement Plan, the Ameren Retiree Medical Plan, and the Ameren Group Life Insurance Plan. This noncurrent obligation is reflected on Ameren's consolidated balance sheet as "Pension and other postretirement benefits." IPH will assume the pension and other postretirement benefit obligations associated with EEI's current and former employees that are included in the Revised Retirement Plan for Employees of Electric Energy, Inc., the Group Insurance Plan for Management Employees of Electric Energy, Inc., and the Group Insurance Plan for Bargaining Unit Employees of Electric Energy, Inc. These obligations are estimated at $40 million and are included in "Current liabilities of discontinued operations" on Ameren's consolidated balance sheet. In addition to these obligations, IPH will acquire the estimated $15 million asset at December 31, 2012, relating to the overfunded status of one of EEI's postretirement plans. This asset is included in "Current assets of discontinued operations" on Ameren's consolidated balance sheet. See Note 16 - Divestiture Transactions and Discontinued Operations for additional information. The disclosures in this note only reflect continuing operations. Therefore, the impacts of the EEI plans are not reflected.
Ameren recognizes the under-funded status of its pension and postretirement plans as a liability on its consolidated balance sheet, with offsetting entries to accumulated OCI and regulatory assets, in accordance with authoritative accounting guidance. The following table presents the funded status of our pension and postretirement benefit plans as of December 31, 2012, and 2011. It also provides the amounts included in regulatory assets and accumulated OCI at December 31, 2012, and 2011, that have not been recognized in net periodic benefit costs.

	2012		2011
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
Accumulated benefit obligation at end of year	$3,829	(a)	$3,553	(a)
Change in benefit obligation:
Net benefit obligation at beginning of year	$3,764	$1,145	$3,366	$1,036
Service cost	81	22	73	20
Interest cost	166	47	175	54
Plan amendments(b)	—	—	(16)	—
Participant contributions	—	16	—	18
Actuarial (gain) loss	240	(10)	335	71
Benefits paid	(200)	(69)	(169)	(63)
Early retiree reinsurance program receipt	(a)	2	(a)	3
Federal subsidy on benefits paid	(a)	4	(a)	6
Net benefit obligation at end of year	4,051	1,157	3,764	1,145
Change in plan assets:
Fair value of plan assets at beginning of year	2,814	836	2,664	735
Actual return on plan assets	385	104	223	8
Employer contributions	128	45	96	129
Federal subsidy on benefits paid	(a)	4	(a)	6
Early retiree reinsurance program receipt	(a)	2	(a)	3
Participant contributions	—	16	—	18
Benefits paid	(200)	(69)	(169)	(63)
Fair value of plan assets at end of year	3,127	938	2,814	836
Funded status - deficiency	924	219	950	309
Accrued benefit cost at December 31	$924	$219	$950	$309
Amounts recognized in the consolidated balance sheet consist of:
Current liability	$3	$2	$3	$3
Noncurrent liability	921	217	947	306
Net liability recognized	$924	$219	$950	$309
Amounts recognized in regulatory assets consist of:
Net actuarial loss	$699	$103	$734	$177
Prior service cost (credit)	(6)	(24)	(7)	(28)
Transition obligation	—	—	—	2
Amounts (pretax) recognized in accumulated OCI consist of:
Net actuarial loss	65	5	54	5
Prior service cost (credit)	(14)	(6)	(16)	(7)
Total	$744	$78	$765	$149

(a)	Not applicable.

(b)
In 2011, Ameren’s pension plan was amended to adjust the calculation of the future benefit obligation of approximately 430 labor union-represented employees from a traditional, final pay formula to a cash balance formula.

The following table presents the assumptions used to determine our benefit obligations at December 31, 2012, and 2011:

	Pension Benefits		Postretirement Benefits
	2012	2011	2012	2011
Discount rate at measurement date	4.00%	4.50%	4.00%	4.50%
Increase in future compensation	3.50	3.50	3.50	3.50
Medical cost trend rate (initial)	—	—	5.00	5.50
Medical cost trend rate (ultimate)	—	—	5.00	5.00
Years to ultimate rate	0	0	0	1 year

Ameren determines discount rate assumptions by identifying a theoretical settlement portfolio of high-quality corporate bonds sufficient to provide for a plan's projected benefit payments, pursuant to authoritative accounting guidance on the determination of discount rates used for defined benefit plan obligations. The settlement portfolio of bonds is selected from a pool of over 600 high-quality corporate bonds.  A single discount rate is then determined that results in a discounted value of the plan's benefit payments that equates to the market value of the selected bonds.
Funding
Pension benefits are based on the employees’ years of service and compensation. Ameren’s pension plan is funded in compliance with income tax regulations and federal funding or regulatory requirements. As a result, Ameren expects to fund its pension plan at a level equal to the greater of the pension expense or the legally required minimum contribution. Considering Ameren’s assumptions at December 31, 2012, its investment performance in 2012, and its pension funding policy, Ameren expects to make annual contributions of $50 million to $150 million in each of the next five years, with aggregate estimated contributions of $525 million. These amounts are estimates. The estimates may change based on actual investment performance, changes in interest rates, changes in our assumptions, any pertinent changes in government regulations, and any voluntary contributions. Our funding policy for postretirement benefits is primarily to fund the Voluntary Employee Beneficiary Association (VEBA) trusts to match the annual postretirement expense.
The following table presents the cash contributions made to our defined benefit retirement plan and to our postretirement plans during 2012, 2011, and 2010:

Pension Benefits			Postretirement Benefits
2012	2011	2010	2012	2011	2010
$128	$96	$81	$45	$129	$36
Investment Strategy and Policies
Ameren manages plan assets in accordance with the “prudent investor” guidelines contained in ERISA. The investment committee, to the extent authority is delegated to it by the finance committee of Ameren’s board of directors, implements investment strategy and asset allocation guidelines for the plan assets. The investment committee includes members of senior management. The investment committee’s goals are twofold: first, to ensure that sufficient funds are available to provide the benefits at the time they are payable and second, to maximize total return on plan assets and minimize expense volatility consistent with its tolerance for risk. Ameren delegates investment management to specialists in each asset class. As appropriate, Ameren provides the investment manager with guidelines that specify allowable and prohibited investment types. The investment committee regularly monitors manager performance and compliance with investment guidelines.
The expected return on plan assets assumption is based on historical and projected rates of return for current and planned asset classes in the investment portfolio. Projected rates of return for each asset class were estimated after an analysis of historical experience, future expectations, and the volatility of the various asset classes. After considering the target asset allocation for each asset class, we adjusted the overall expected rate of return for the portfolio for historical and expected experience of active portfolio management results compared with benchmark returns and for the effect of expenses paid from plan assets. Ameren will utilize an expected return on plan assets for its pension plan assets and postretirement plan assets of 7.50% and 7.25%, respectively, in 2013. No plan assets are expected to be returned to Ameren during 2013.
Ameren’s investment committee strives to assemble a portfolio of diversified assets that does not create a significant concentration of risks. The investment committee develops asset allocation guidelines between asset classes, and it creates diversification through investments in assets that differ by type (equity, debt, real estate, private equity), duration, market capitalization, country, style (growth or value) and industry, among other factors. The diversification of assets is displayed in the target allocation table below. The investment committee also routinely rebalances the plan assets to adhere to the diversification goals. The investment committee’s strategy reduces the concentration of investment risk; however, Ameren is still subject to overall market risk. The following table presents our target allocations for 2013 and our pension and postretirement plans’ asset categories as of December 31, 2012, and 2011.

Asset Category	Target Allocation 2013	Percentage of Plan Assets at December 31,
		2012	2011
Pension Plan:
Cash and cash equivalents	0 - 5%	2%	2%
Equity securities:
U.S. large capitalization	29 - 39	34	33%
U.S. small and mid-capitalization	2 - 12	7	7%
International and emerging markets	9 - 19	13	11%
Total equity	50 - 60	54	51%
Debt securities	35 - 45	39	42%
Real estate	0 - 9	4	4%
Private equity	0 - 4	1	1%
Total		100%	100%
Postretirement Plans:
Cash and cash equivalents	0 - 10%	4%	4%
Equity securities:
U.S. large capitalization	33 - 43	40%	38%
U.S. small and mid-capitalization	3 - 13	8%	8%
International	10 - 20	14%	13%
Total equity	55 - 65	62%	59%
Debt securities	30 - 40	34%	37%
Total		100%	100%

In general, the United States large capitalization equity investments are passively managed or indexed, whereas the international, emerging markets, United States small capitalization, and United States mid-capitalization equity investments are actively managed by investment managers. Debt securities include a broad range of fixed income vehicles. Debt security investments in high-yield securities, emerging market securities, and non-United States dollar-denominated securities are owned by the plans, but in limited quantities to reduce risk. Most of the debt security investments are under active management by investment managers. Real estate investments include private real estate vehicles; however, Ameren does not, by policy, hold direct investments in real estate property. Ameren’s investment in private equity funds consists of 10 different limited partnerships, with invested capital ranging from $0.1 million to $5 million each, which invest primarily in a diversified number of small United States-based companies. No further commitments may be made to private equity investments without approval by the finance committee of the board of directors. Additionally, Ameren’s investment committee allows investment managers to use derivatives, such as index futures, exchange traded funds, foreign exchange futures, and options, in certain situations, to increase or to reduce market exposure in an efficient and timely manner.
Fair Value Measurements of Plan Assets
Investments in the pension and postretirement benefit plans were stated at fair value as of December 31, 2012. The fair value of an asset is the amount that would be received upon sale in an orderly transaction between market participants at the measurement date. Cash and cash equivalents have initial maturities of three months or less and are recorded at cost plus accrued interest. The carrying amounts of cash and cash equivalents approximate fair value because of the short-term nature of these instruments. Investments traded in active markets on national or international securities exchanges are valued at closing prices on the last business day on or before the measurement date. Securities traded in over-the-counter markets are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Derivative contracts are valued at fair value, as determined by the investment managers (or independent third parties on behalf of the investment managers), who use proprietary models and take into consideration exchange quotations on underlying instruments, dealer quotations, and other market information. The fair value of real estate is based on annual appraisal reports prepared by an independent real estate appraiser.
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the pension plan assets measured at fair value as of December 31, 2012:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$1	$28	$—	$29
Equity securities:
U.S. large capitalization	83	1,007	—	1,090
U.S. small and mid-capitalization	235	—	—	235
International and emerging markets	134	301	—	435
Debt securities:
Corporate bonds	—	832	—	832
Municipal bonds	—	176	—	176
U.S. treasury and agency securities	—	250	—	250
Other	—	17	—	17
Real estate	—	—	118	118
Private equity	—	—	19	19
Derivative assets	—	—	—	—
Derivative liabilities	(1)	—	—	(1)
Total	$452	$2,611	$137	$3,200
Less: Medical benefit assets at December 31(a)				(102)
Plus: Net receivables at December 31(b)				29
Fair value of pension plans assets at year end				$3,127

(a)
Medical benefit (health and welfare) component for accounts maintained in accordance with Section 401(h) of the Internal Revenue Code (401(h) accounts) to fund a portion of the postretirement obligation.

(b)	Receivables related to pending security sales, offset by payables related to pending security purchases.
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the pension plan assets measured at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$—	$30	$—	$30
Equity securities:
U.S. large capitalization	72	901	—	973
U.S. small and mid-capitalization	202	—	—	202
International and emerging markets	115	208	—	323
Debt securities:
Corporate bonds	—	794	—	794
Municipal bonds	—	176	—	176
U.S. treasury and agency securities	—	230	—	230
Other	—	23	—	23
Real estate	—	—	108	108
Private equity	—	—	23	23
Derivative assets	1	—	—	1
Derivative liabilities	(1)	—	—	(1)
Total	$389	$2,362	$131	$2,882
Less: Medical benefit assets at December 31(a)				(91)
Plus: Net receivables at December 31(b)				23
Fair value of pension plans assets at year end				$2,814

(a)
Medical benefit (health and welfare) component for accounts maintained in accordance with Section 401(h) of the Internal Revenue Code (401(h) accounts) to fund a portion of the postretirement obligation.

(b)	Receivables related to pending security sales, offset by payables related to pending security purchases.
The following table summarizes the changes in the fair value of the pension plan assets classified as Level 3 in the fair value hierarchy for each of the years ended December 31, 2012, and 2011:

	Beginning Balance at January 1,	Actual Return on Plan Assets Related to Assets Still Held at the Reporting Date	Actual Return on Plan Assets Related to Assets Sold During the Period	Purchases, Sales, and Settlements, net	Net Transfers into (out of) of Level 3	Ending Balance at December 31,
2012:
Real estate	$108	$7	$—	$3	$—	$118
Private equity	23	(7)	8	(5)	—	19
2011:
Real estate	$98	$10	$—	$—	$—	$108
Private equity	28	(10)	11	(6)	—	23

The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the postretirement benefit plans assets measured at fair value as of December 31, 2012:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$83	$—	$—	$83
Equity securities:
U.S. large capitalization	245	88	—	333
U.S. small and mid-capitalization	66	—	—	66
International	45	69	—	114
Debt securities:
Corporate bonds	—	88	—	88
Municipal bonds	—	91	—	91
U.S. treasury and agency securities	—	67	—	67
Asset-backed securities	—	18	—	18
Other	—	22	—	22
Total	$439	$443	$—	$882
Plus: Medical benefit assets at December 31(a)				102
Less: Net payables at December 31(b)				(46)
Fair value of postretirement benefit plans assets at year end				$938

(a)	Medical benefit (health and welfare) component for 401(h) accounts to fund a portion of the postretirement obligation. These 401(h) assets are included in the pension plan assets shown above.

(b)	Payables related to pending security purchases, offset by Medicare, interest receivables, and receivables related to pending security sales.
The following table sets forth, by level within the fair value hierarchy discussed in Note 8 - Fair Value Measurements, the postretirement benefit plans assets measured at fair value as of December 31, 2011:

	Quoted Prices in Active Markets for Identified Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	$1	$65	$—	$66
Equity securities:
U.S. large capitalization	206	78	—	284
U.S. small and mid-capitalization	57	—	—	57
International	38	56	—	94
Debt securities:
Corporate bonds	—	71	—	71
Municipal bonds	—	80	—	80
U.S. treasury and agency securities	—	69	—	69
Asset-backed securities	—	23	—	23
Other	—	34	—	34
Total	$302	$476	$—	$778
Plus: Medical benefit assets at December 31(a)				91
Less: Net payables at December 31(b)				(33)
Fair value of postretirement benefit plans assets at year end				$836

(a)	Medical benefit (health and welfare) component for 401(h) accounts to fund a portion of the postretirement obligation. These 401(h) assets are included in the pension plan assets shown above.

(b)	Payables related to pending security purchases, offset by Medicare, interest receivables, and receivables related to pending security sales.
Net Periodic Benefit Cost
The following table presents the components of the net periodic benefit cost of our pension and postretirement benefit plans during 2012, 2011, and 2010:

	Pension Benefits	Postretirement Benefits
2012
Service cost	$81	$22
Interest cost	166	47
Expected return on plan assets	(208)	(56)
Amortization of:
Transition obligation	—	2
Prior service cost	(3)	(6)
Actuarial loss	75	5
Net periodic benefit cost	$111	$14
2011
Service cost	$73	$20
Interest cost	175	54
Expected return on plan assets	(211)	(50)
Amortization of:
Transition obligation	—	2
Prior service cost	(1)	(6)
Actuarial loss	41	3
Net periodic benefit cost	$77	$23
2010
Service cost	$65	$18
Interest cost	181	58
Expected return on plan assets	(208)	(51)
Amortization of:
Transition obligation	—	2
Prior service cost	6	(6)
Actuarial loss	18	—
Net periodic benefit cost	$62	$21
The current year expected return on plan assets is determined primarily by adjusting the prior-year market-related asset value for current year contributions, disbursements, and expected return, plus 25% of the actual return in excess of (or less than) expected return for the four prior years.
The estimated amounts that will be amortized from regulatory assets and accumulated OCI into net periodic benefit cost in 2013 are as follows:

	Pension Benefits	Postretirement Benefits
	Ameren	Ameren
Regulatory assets:
Prior service cost (credit)	$(1)	$(4)
Net actuarial loss	97	19
Accumulated OCI:
Prior service cost (credit)	(2)	(1)
Net actuarial loss	5	—
Total	$99	$14
Prior service cost is amortized on a straight-line basis over the average future service of active participants benefiting under the plan amendment. The net actuarial loss subject to amortization is amortized on a straight-line basis over 10 years.
The expected pension and postretirement benefit payments from qualified trust and company funds and the federal subsidy for postretirement benefits related to prescription drug benefits, which reflect expected future service, as of December 31, 2012, are as follows:

	Pension Benefits		Postretirement Benefits
	Paid from Qualified Trust	Paid from Company Funds	Paid from Qualified Trust	Paid from Company Funds	Federal Subsidy
2013	$229	$3	$58	$2	$3
2014	236	3	60	2	3
2015	239	3	62	2	4
2016	245	3	65	2	4
2017	248	3	68	2	4
2018 - 2022	1,279	13	384	11	19

The following table presents the assumptions used to determine net periodic benefit cost for our pension and postretirement benefit plans for the years ended December 31, 2012, 2011, and 2010:

	Pension Benefits			Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate at measurement date	4.50%	5.25%	5.75%	4.50%	5.25%	5.75%
Expected return on plan assets	7.75	8.00	8.00	7.50	7.75	8.00
Increase in future compensation	3.50	3.50	3.50	3.50	3.50	3.50
Medical cost trend rate (initial)	—	—	—	5.50	6.00	6.50
Medical cost trend rate (ultimate)	—	—	—	5.00	5.00	5.00
Years to ultimate rate	0	0	0	1 year	2 years	3 years

The table below reflects the sensitivity of Ameren’s plans to potential changes in key assumptions:

	Pension Benefits		Postretirement Benefits
	Service Cost and Interest Cost	Projected Benefit Obligation	Service Cost and Interest Cost	Postretirement Benefit Obligation
0.25% decrease in discount rate	$(2)	$121	$—	$34
0.25% increase in salary scale	2	13	—	—
1.00% increase in annual medical trend	—	—	—	36
1.00% decrease in annual medical trend	—	—	(1)	(34)

Other
Ameren sponsors a 401(k) plan for eligible employees. The Ameren 401(k) plan covered all eligible employees at December 31, 2012. The plan allowed employees to contribute a portion of their compensation in accordance with specific guidelines. Ameren matched a percentage of the employee contributions up to certain limits. Ameren incurred costs of $28 million, $28 million, and $27 million in relation to the matching contribution for the years ended December 31, 2012, 2011, and 2010, respectively.